Other Equity Instruments - Additional Information (Details)	1 Months Ended	12 Months Ended
	Mar. 31, 2021 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
- £500m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Distribution rate resets, period		5 years
Common equity tier 1 capital ratio minimum		7.00%
Interest rate		0.0675	0.0675
Capital securities issued		£ 500,000,000	£ 500,000,000
- £750m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Interest rate		0.07375	0.07375
Capital securities issued		£ 750,000,000	£ 750,000,000
- £500m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Interest rate		0.0630	0.0630
Capital securities issued		£ 500,000,000
- £210m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Interest rate	0.0425	0.0425	0.0425
Capital securities issued	£ 210,000,000	£ 210,000,000
- £500m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Interest rate	0.0518	0.0518	0.0518
Capital securities purchased and redeemed, remaining amount	£ 210,000,000
Capital securities purchased and redeemed	£ 500,000,000
Capital securities issued		£ 500,000,000